Property, Plant And Equipment - Schedule of Jointly-Owned Utility Plants (Details) $ in Millions	Dec. 31, 2024 CAD ($)
Jointly Owned Facilities [Line Items]
Cost	$ 3,126
Accumulated Depreciation	(1,191)
Net Book Value	1,935
Transmission Facilities
Jointly Owned Facilities [Line Items]
Cost	1,704
Accumulated Depreciation	(489)
Net Book Value	$ 1,215
Springerville Common Facilities
Jointly Owned Facilities [Line Items]
Ownership (percent)	86.00%
Cost	$ 580
Accumulated Depreciation	(344)
Net Book Value	$ 236
Springerville Coal Handling Facilities
Jointly Owned Facilities [Line Items]
Ownership (percent)	83.00%
Cost	$ 299
Accumulated Depreciation	(154)
Net Book Value	$ 145
Four Corners Units 4 and 5 ("Four Corners")
Jointly Owned Facilities [Line Items]
Ownership (percent)	7.00%
Cost	$ 311
Accumulated Depreciation	(155)
Net Book Value	$ 156
Gila River Common Facilities
Jointly Owned Facilities [Line Items]
Ownership (percent)	50.00%
Cost	$ 131
Accumulated Depreciation	(52)
Net Book Value	$ 79
Luna Energy Facility ("Luna")
Jointly Owned Facilities [Line Items]
Ownership (percent)	33.30%
Cost	$ 101
Net Book Value	104
Luna Energy Facility ("Luna") | Adjustment
Jointly Owned Facilities [Line Items]
Accumulated Depreciation	$ 3